Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Deferred tax asset	$ 6,284	$ 5,846	$ 4,835
Israel [Member]
Income Tax [Line Items]
Income tax expense	23.00%
Net operating loss carryforwards	$ 7,324	$ 4,161
Belgian [Member]
Income Tax [Line Items]
Foreign tax rate	25.00%